Stockholders' Equity (Deficit) (Details) - Share-Based Payment Arrangement, Option, Activity - $ / shares			3 Months Ended	12 Months Ended
	Dec. 28, 2020	Mar. 02, 2020	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-Based Payment Arrangement, Option, Activity [Abstract]
Outstanding, Shares			18,671,211	18,746,211		13,453,879		67,879
Outstanding, Weighted-average exercise price			$ 0.2	$ 0.2	[1]	$ 0.03	[1]	$ 0.03	[1]
Options vested and exercisable, Shares			6,636,628	5,502,877	[2]
Options vested and exercisable, Weighted-average exercise price			$ 0.14	$ 0.11	[1]
Granted, Shares			0	14,295,000		14,886,000
Granted, Weighted-average exercise price	$ 0.03	$ 0.05	$ 0	$ 0.26	[1]	$ 0.03	[1]
Expired, Shares			(75,000)	(350,000)		(1,500,000)
Expired, Weighted-average exercise price			$ 0.03	$ 0.03	[1]	$ 0.03	[1]

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.
[2]	On December 28, 2020, the Company accelerated the vesting of certain of its options issued to board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.